Significant Accounting Policies - Additional information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) $ / ¥	Jun. 30, 2022 USD ($) $ / ¥	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Exchange rate (US$1.00) | $ / ¥	6.6981	6.6981
Impairment loss | ¥	¥ 0
Impairment charges	¥ 15,614,000	$ 2,331	¥ 0